Investment Strategy - The Trenchless Fund ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and seeks capital appreciation by investing in securities that River1 Asset Management LLC (“River1” or the “Sub-Advisor”) believes have an above-average probability of outperforming the S&P 500® Index over all time horizons.
The Fund’s investable universe is comprised of all U.S. listed equity securities. This includes common stock and American Depositary Receipts (“ADRs”), without regard to market capitalization. ADRs are U.S. listed equities that represent interests in securities issued by a foreign company. The Fund typically invests in a portfolio of approximately 12-30 companies, although the precise number of holdings will vary over time.
In selecting investments for the Fund’s portfolio, through bottom-up analysis, River1 selects equity securities utilizing a model that focuses on three primary screens. Initially, companies are screened by utilizing valuation metrics such as multiple of free cash flow, net income, earnings before interest, taxes, depreciation and amortization (also known as EBITDA) and revenue. Next, the Sub-Advisor will winnow the investable universe after considering certain growth factors, which may include a company’s top and bottom-line revenue and net income growth to find outliers including those with a greater likelihood of beating or missing earnings expectations. Negative outliers and those the Sub-Advisor believes are likely to miss earnings expectations are removed from the screening process. Finally, the remaining companies are screened based on a review of the number and size of institutional holders. The Sub-Advisor screens those companies whose holdings may be negatively impacted as a result of a large concentration of certain shareholders. After the Sub-Advisor has applied these screens, the Sub-Advisor ranks the remaining companies based on its view of the likelihood of positive price change and the Sub-Advisor will determine which companies to invest in as a result of this analysis. The review continues on an ongoing basis and is the process used by the Sub-Advisor to identify which companies to buy, sell or hold.
The Fund is considered to be non-diversified under the federal securities laws, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.